Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.
Investment Valuation and Income Recognition of the Trust
The Plan’s interest in the Trust is stated at fair value, except for the fully benefit-responsive investment contracts which are stated at contract value. The investment in the Trust represents the Plan's interest in the net assets of the Trust.
As the investment funds contain various underlying assets such as stocks and short-term investments, the participant’s account balance is reported in units of participation, which allows for immediate transfers in and out of the funds.  The purchase or redemption price of the units is determined by the Trustee, based on the current market value of the underlying assets of the funds.  Each fund’s net asset value for a single unit is computed by adding the value of the fund’s investments, cash and other assets, and subtracting liabilities, then dividing the result by the number of units outstanding.
Purchases and sales of securities are recorded on a trade-date basis.  Gains and losses on the sale of investments are determined on the average cost method.  Dividend income is recorded on the ex-dividend date. Interest income and administrative expenses are recorded on an accrual basis.
The Plan presents, in the Statement of Changes in Net Assets Available for Benefits, the net investment income/loss for the Plan's interest in the Trust which consists of the Plan’s allocated change in unrealized appreciation and depreciation of the underlying investments, realized gains and losses on sales of investments and investment income/loss based upon the total of each participant's share of the Trust.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.
Derivatives
The Trust mitigates risk through structured trading with reputable parties and continual monitoring procedures. The Trust enters into forward foreign exchange contracts to hedge against adverse changes in foreign exchange rates related to non-U.S. dollar denominated investments. The Trust is exposed to credit risk for non-performance by the counterparty and to market risk for changes in interest and currency rates. The Trust accounts for forward foreign exchange contracts at fair value.

The fair value of a forward foreign exchange contract is the aggregation by currency of all future cash flows discounted to its present value at the prevailing market interest rates and subsequently converted to the U.S. Dollar at the current spot foreign exchange rate.

The Trust actively manages risk by periodically investing in interest rate swaps, credit default swaps and fixed income options. Interest rate swaps are used to manage interest rate risk and provide an effective means to adjust portfolio duration, maturity mix and term-structure. Credit default swaps are used to either synthetically add or reduce credit risk to an individual issuer or a basket of issuers. Depending on the type of contract, the counterparty risk exposure can be either with the exchange or another counterparty. Fixed income options are used in various ways including: to pursue upside exposure to a portion of the yield curve, to capitalize on anticipated changes in market volatility, to focus on generating income, and to serve as a hedge. The Trust records interest rate swaps, credit default swaps and options at fair value. Interest rate swaps are valued daily using underlying yield curves based upon broker/dealer sources, the present value of expected cash flows, and frequency of which they compound and pay. Credit default swaps are valued using daily underlying yield curves and/or credit curves and spreads based upon broker/dealer/index sources, the present value of expected cash flows, and the frequency of which they compound and pay including a weighted default calculation. Options are fair valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs.

The Trust may also enter into total return swap contracts, which are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement. Total return swaps are valued daily using underlying index levels for fixed and financing legs. The Trust determines the fair value of total return swaps based on published index prices. The total market value is the sum of the market value of both the fixed and the float legs. The market value of the fixed leg is determined by the change in price of the asset times the units. The market value of the float leg is determined by the accrued financing given the reset frequency and financing index. The Mark-to-Market (MTM) / swap value is collateralized daily.

A futures contract is an agreement to buy or sell a security or other asset for a set price on a future date. These contracts are traded on major exchanges and are marked to market daily, thus minimizing counterparty risk. The Trust enters into futures contracts mainly to manage the duration and refine the curve positioning of the fixed income portfolios, thus, allowing the investment managers to achieve the overall investment portfolios' objectives. These contracts are traded on the exchange and the fair value is the daily mark to market, which is a function of price movements for the contract relative to the level it was originally entered into.
There have been no changes in the methodologies used at December 31, 2025 and 2024.
Use of Estimates
The preparation of the Plan’s financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the Statements of Net Assets Available for Benefits at the date of the financial statements and the Statement of Changes in Net Assets Available for Benefits during the reporting period and the applicable disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan provides for various investment options in funds which can invest in a combination of equity, fixed income securities and other investments. Investments are exposed to various risks, such as interest rate, market and credit.  Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.
Reporting of Fully Benefit-Responsive Investment Contracts
Fully benefit-responsive investment contracts are reported at contract value. Contract value is the relevant measurement criteria for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.